Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-40531
Entity Registrant Name	SENTINELONE, INC.
Entity Central Index Key	0001583708
Entity Tax Identification Number	99-0385461
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	444 Castro Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94041
City Area Code	855
Local Phone Number	868-3733
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	S
Security Exchange Name	NYSE
Entity Emerging Growth Company	false